Equipment, right-of-use assets and leasehold improvements, net - Schedule of Breakdown of Cost, Accumulated Depreciation, Additions and Disposals of Equipment and Leasehold Improvements (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	$ 19,676
Ending balance	19,673	$ 19,676
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,509
Ending balance	5,326	4,509
IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	890	717
Ending balance	1,017	890	$ 717
Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	399	212
Ending balance	823	399	212
Right-of-use assets and leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	2,973	2,930
Ending balance	3,178	2,973	2,930
Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	247	182
Ending balance	308	247	182
Right-of-use assets
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	15,167
Ending balance	14,347	15,167
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	19,676	16,794
Ending balance	19,673	19,676	16,794
Equipment and leasehold improvements, net | Right-of-use assets
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	15,167	12,753
Ending balance	14,347	15,167	12,753
Carrying amount - principal
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	37,994	32,939	32,270
Additions and reclassifications	2,952	5,436	2,149
Disposals	379	318	1,493
Effect of movement in exchange rates	(42)	63	(13)
Ending balance	40,609	37,994	32,939
Carrying amount - principal | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,747	4,287	3,941
Additions and reclassifications	604	632	369
Disposals	158	157	28
Effect of movement in exchange rates	(8)	15	(5)
Ending balance	5,201	4,747	4,287
Carrying amount - principal | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	2,031	1,820	1,808
Additions and reclassifications	594	274	92
Disposals	101	50	83
Effect of movement in exchange rates	(8)	13	(3)
Ending balance	2,532	2,031	1,820
Carrying amount - principal | Right-of-use assets and leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	8,974	8,313	8,301
Additions and reclassifications	1,070	768	124
Disposals	0	72	117
Effect of movement in exchange rates	(26)	35	(5)
Ending balance	10,070	8,974	8,313
Carrying amount - principal | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	980	844	717
Additions and reclassifications	178	139	176
Disposals	7	3	49
Effect of movement in exchange rates	0	0	0
Ending balance	1,151	980	844
Carrying amount - principal | Right-of-use assets
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	21,262	17,675	17,503
Additions and reclassifications	506	3,623	1,388
Disposals	113	36	1,216
Effect of movement in exchange rates	0	0	0
Ending balance	21,655	21,262	17,675
Accumulated depreciation
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(18,318)	(16,145)	(14,988)
Disposals	(251)	(300)	(1,133)
Effect of movement in exchange rates	15	(26)	10
Depreciation and amortization for the year	2,854	2,499	2,280
Ending balance	(20,936)	(18,318)	(16,145)
Accumulated depreciation | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(3,857)	(3,570)	(3,142)
Disposals	(154)	(161)	(25)
Effect of movement in exchange rates	4	(8)	4
Depreciation and amortization for the year	477	456	449
Ending balance	(4,184)	(3,857)	(3,570)
Accumulated depreciation | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(1,632)	(1,608)	(1,636)
Disposals	(91)	(53)	(83)
Effect of movement in exchange rates	2	(7)	1
Depreciation and amortization for the year	166	84	54
Ending balance	(1,709)	(1,632)	(1,608)
Accumulated depreciation | Right-of-use assets and leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(6,001)	(5,383)	(4,906)
Disposals	0	(55)	(117)
Effect of movement in exchange rates	9	(11)	5
Depreciation and amortization for the year	882	684	589
Ending balance	(6,892)	(6,001)	(5,383)
Accumulated depreciation | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(733)	(662)	(642)
Disposals	(6)	(1)	(49)
Effect of movement in exchange rates	0	0	0
Depreciation and amortization for the year	116	72	69
Ending balance	(843)	(733)	(662)
Accumulated depreciation | Right-of-use assets
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(6,095)	(4,922)	(4,662)
Disposals	0	(30)	(859)
Effect of movement in exchange rates	0	0	0
Depreciation and amortization for the year	1,213	1,203	1,119
Ending balance	$ (7,308)	$ (6,095)	$ (4,922)